Schedule of stock based compensation expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Apr. 30, 2021	Apr. 30, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Payment Arrangement, Noncash Expense	$ 186,087	$ 138,531	$ 483,067	$ 259,909	$ 680,611	$ 356,252
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Payment Arrangement, Noncash Expense		40,608	40,608	81,216	161,107	112,035
Chief Financial Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Payment Arrangement, Noncash Expense		40,608	40,608	81,216	161,107	112,035
Chief Marketing Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Payment Arrangement, Noncash Expense	8,396	1,047	20,111	2,453
Relatedpartyconsultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Payment Arrangement, Noncash Expense	6,530	19,379	25,908	38,757	76,882	49,711
V P Digitial Strategy [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Payment Arrangement, Noncash Expense	1,677	17,510	4,017	17,510
Marketing Consultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Payment Arrangement, Noncash Expense	37,052		74,104		5,286
Marketing Consultant One [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Payment Arrangement, Noncash Expense	125,902		251,803		119,059
Business Consultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Payment Arrangement, Noncash Expense	$ 6,530	$ 19,379	$ 25,908	$ 38,757	$ 76,882	$ 49,711